Note 5 - Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about other operating income and expenses [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2017	2016	2015

Other operating income
Net income from other sales	4,395	16,275	7,480
Net rents	4,325	4,852	6,462
Other	1,796	-	661
	10,516	21,127	14,603

Other operating expenses
Contributions to welfare projects and non-profits organizations	9,158	9,534	9,052
Provisions for legal claims and contingencies	-	10	1
Loss on fixed assets and material supplies disposed / scrapped	118	57	94
Impairment charge	-	-	400,314
Allowance for doubtful receivables	84	432	1,114
Other	-	1,378	-
	9,360	11,411	410,575
From discontinued operations	(1)	(248)	(1)
	9,359	11,163	410,574